DEBT (Tables)	9 Months Ended
Sep. 30, 2017
DEBT
Schedule of outstanding debt

	September 30,	December 31,
(Dollars in millions)	2017	2016
Term loan facility	$368	$—
Senior notes	370	—
Amounts outstanding under A/R programs	—	106
Variable interest entities	2	2
Other	11	21
Total debt—excluding debt to affiliates	$751	$129
Less: short-term debt and current portion of long-term debt	4	10
Total long-term debt—excluding debt to affiliates	$747	$119
Notes payable to affiliates	—	882
Total debt	$747	$1,001